Interim Condensed Consolidated Statements of Comprehensive Profit and Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Interim Condensed Consolidated Statements Of Comprehensive Profit And Loss Unaudited Abstract
Revenues	[1]	$ 2,343	$ 1,910
Cost of sales	[1]	1,933	1,384
Gross profit	[1]	410	526
Operating expenses:
Sales and marketing	[1]	617	467
General and administrative	[1]	891	536
Other expense	[1]		37
Operating loss	[1]	(1,098)	(514)
Financial expenses, net	[1]	335	342
Loss before taxes	[1]	(1,433)	(856)
Tax expense (benefit)	[1]	93	(5)
Net loss and total comprehensive loss	[1]	$ (1,526)	$ (851)
Loss per ordinary share (basic and diluted) (in Dollars per share)	[1]	$ (0.53)	$ (0.29)
Weighted average ordinary shares outstanding (in Shares)	[1],[2]	2,893,125	2,891,551

[1]	Except share and per share information
[2]	Retroactively adjusted (see Note 1d)